Investments and Equity Method Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments and Equity Method Investments
9. Investments and Equity Method Investments
The Company partners with other investors to form new ventures, including Joyn, Motif Foodworks, Inc. (“Motif”), Allonnia, LLC (“Allonnia”) and Arcaea LLC (“Arcaea”, FKA Kalo Ingredients LLC) (collectively “Platform Ventures”). The Company also partners with existing entities, including Genomatica, Inc. (“Genomatica”) and Synlogic, Inc. (“Synlogic”) (collectively, “Structured Partnerships”), with complementary assets for high potential synthetic biology applications. The Company or its subsidiaries hold equity interests in these Platform Ventures and Structured Partnerships. The Company’s investments in Platform Ventures are accounted for under the equity method. The Company’s investments in Synlogic, a publicly traded company, are carried at fair value. As of September 30, 2021 and December 31, 2020, the Company held 6,340,771 shares of Synlogic common stock and warrants to purchase an aggregate of 2,548,117 shares of Synlogic common stock. Prior to the third quarter of 2021, the Company’s investment in Synlogic common stock was classified as an equity method investment and accounted for under the fair value option. Due to a decrease in the level of ownership, the investment no longer qualifies for the equity method and was reclassified from equity method investments to investments on the Condensed Consolidated Balance Sheets, and from loss on equity method investments to (loss) gain on investments on the Condensed Consolidated Statements of Operations and Comprehensive Loss for all periods presented. However, the Company continues to apply the fair value option to account for its investments in Synlogic.
The Company’s
non-marketable
equity securities are investments in privately held companies without readily determinable fair values. The investment in Genomatica preferred stock and other non-marketable
equity securities are initially recorded using the measurement alternative at cost and subsequently adjusted to fair value for any impairment and observable price change in orderly transactions for the identical or a similar investment of the same issuer. As of September 30, 2021 and December 31, 2020, no impairment or adjustment from observable price changes have been recognized related to investments accounted for under the measurement alternative.

Investments and equity method investments consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. common stock	19,339	13,696
Synlogic, Inc. warrants	7,772	5,504
Cronos Group Inc. common stock	7,660	—
Non-marketable equity securities	15,000	—

Total	$104,771	$74,200

Equity method investments (1) :
Joyn Bio, LLC	$16,357	$28,924

Total	$16,357	$28,924

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of September 30, 2021 and December 31, 2020 were excluded from the table.
(Losses) gains on investments and equity method investments consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
(Loss) gain on investments:
Synlogic, Inc. common stock	$(5,327)	$(64)	$5,642	$(3,551)
Synlogic, Inc. warrants	(2,140)	(26)	2,268	(1,427)
Cronos Group Inc.	(4,901)	—	(4,901)	—
Total	$(12,368)	$(90)	$3,009	$(4,978)

Loss on equity method investments:
Joyn Bio, LLC	$(4,192)	$(237)	$(12,567)	$(2,151)
Allonnia, LLC	—	—	(12,698)	—
Arcaea LLC	(35,459)	—	(47,356)	—

Total	$(39,651)	$(237)	$(72,621)	$(2,151)

In addition, the Company must determine which of its equity method investments, if any, is considered a “significant subsidiary” pursuant to SEC Rule
10-01(b)(1)
of Regulation
S-X
for interim reporting. As of September 30, 2021, the Company’s equity method investment in Arcaea met at least one of the significance tests. As a result, the following table shows summarized unaudited financial information for Arcaea for the nine months ended September 30, 2021(1) (in thousands):

Revenue	$—
Total operating expenses	$(3,596)
Loss from operations	$(3,596)
Net loss	$(3,551)

(1)	Arcaea was founded in 2021, therefore, prior year comparative periods are not applicable.

Refer to Notes 10 and 17 for additional details on the Company’s investments and equity method investments.

8. Investments and Equity Method Investments
Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2020	2019
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. warrant	5,504	6,574

Total	$60,504	$61,574

Equity method investments:
Joyn Bio, LLC	$28,924	$29,320
Synlogic, Inc.	13,696	16,359

Total	$42,620	$45,679

The carrying value of the Company’s equity method investments in Motif Foodworks, Inc. (“Motif”) and Allonnia, LLC (“Allonnia”) as of December 31, 2020 and 2019 was zero and as such, were excluded from the table above.
Loss on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Loss on investments:
Synlogic, Inc. warrant	$(1,070)	$(7,797)

Total	$(1,070)	$(7,797)

Loss on equity method investments:
Joyn Bio, LLC	$(396)	$(1,730)
Glycosyn, LLC	—	(1,323)
Synlogic, Inc.	(2,663)	(19,403)
Allonnia, LLC	—	(24,480)

Total	$(3,059)	$(46,936)

The combined summarized financial information for the Company’s equity method investments, which includes Joyn, Synlogic, Inc. (“Synlogic”), Motif, Allonnia and Glycosyn consisted of the following (in thousands):

	As of December 31,
	2020	2019
Assets	$319,311	$397,280
Liabilities	$42,441	$39,832

	Year Ended December 31,
	2020	2019
Revenue	$545	$3,579
Total operating expenses	$(125,742)	$(134,444)
Loss from operations	$(125,197)	$(130,865)
Net loss	$(123,480)	$(125,290)

The summarized financial information for Glycosyn as of and for the year ended December 31, 2020 and as of December 31, 2019 has been excluded from the tables above as the Company no longer held an equity interest in Glycosyn as of December 31, 2019. Refer to Note 1
6
 for additional discussion of the Company’s equity interest in Glycosyn and its other equity method investments.